STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.1%
Australia - 3.8%
AGL Energy Ltd.	52,162	[a]	336,974
Aristocrat Leisure Ltd.	15,729		437,530
ASX Ltd.	97,901	[a]	4,207,025
Brambles Ltd.	77,558	[a]	718,786
Macquarie Group Ltd.	6,459		808,245
			6,508,560
Austria - 1.2%
OMV AG	45,896	[a]	2,015,022
Bermuda - 1.9%
Hiscox Ltd.	240,556	[a]	3,231,824
Denmark - .3%
AP Moller - Maersk A/S, Cl. B	295	[a]	530,351
France - 19.1%
AXA SA	36,241	[a]	1,179,843
BNP Paribas SA	87,876	[a]	6,071,900
Cie Generale des Etablissements Michelin SCA	81,232	[a]	2,910,885
Euroapi SA	1,827	[a]	11,557
Klepierre SA	55,505	[a]	1,512,261
LVMH Moet Hennessy Louis Vuitton SE	3,847		3,115,523
Orange SA	423,223		4,814,204
Publicis Groupe SA	55,798	[a]	5,174,249
Sanofi SA	52,363	[a]	5,188,679
STMicroelectronics NV	14,019		700,224
Vinci SA	17,606		2,209,890
			32,889,215
Germany - 9.8%
Allianz SE	6,449	[a]	1,722,532
Bayer AG	104,734	[a]	3,888,338
Daimler Truck Holding AG	23,695	[a]	889,898
DHL Group	50,923	[a]	2,521,589
Evonik Industries AG	84,764	[a]	1,731,142
Mercedes-Benz Group AG	69,209	[a]	4,779,025
Muenchener Rueckversicherungs-Gesellschaft AG	3,128	[a]	1,295,279
			16,827,803
Hong Kong - .7%
Sun Hung Kai Properties Ltd.	115,500		1,249,148
Ireland - 2.4%
CRH PLC	59,992		4,136,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Italy - 2.3%
Enel SpA	246,659		1,832,574
Eni SpA	124,579		2,110,795
			3,943,369
Japan - 16.1%
Advantest Corp.	25,300		860,738
Casio Computer Co. Ltd.	191,500		1,661,704
FUJIFILM Holdings Corp.	14,500		871,337
Fujitsu Ltd.	15,500		2,338,741
ITOCHU Corp.	81,500		3,333,408
Mitsubishi Electric Corp.	100,300		1,421,984
Mizuho Financial Group, Inc.	47,900		819,566
Nippon Telegraph & Telephone Corp.	2,742,700		3,351,540
Renesas Electronics Corp.	84,000	[a]	1,518,553
Shionogi & Co. Ltd.	18,800		906,400
Sony Group Corp.	28,300		2,691,511
Sumitomo Mitsui Financial Group, Inc.	89,400		4,362,213
Tokyo Electron Ltd.	15,000		2,686,702
Trend Micro, Inc.	17,100		915,396
			27,739,793
Netherlands - 7.0%
ASML Holding NV	5,618		4,227,897
ING Groep NV	338,464	[a]	5,053,954
Koninklijke Ahold Delhaize NV	98,344	[a]	2,824,367
			12,106,218
Norway - .4%
Yara International ASA	19,142	[a]	680,527
Singapore - 1.3%
Singapore Exchange Ltd.	221,100		1,646,837
United Overseas Bank Ltd.	31,200	[a]	672,582
			2,319,419
Spain - 1.1%
ACS Actividades de Construccion y Servicios SA	41,458		1,838,025
Switzerland - 7.5%
Kuehne + Nagel International AG	6,028	[a]	2,077,064
Novartis AG	21,218	[a]	2,141,099
Roche Holding AG	19,509	[a]	5,671,423
Sonova Holding AG	9,237	[a]	3,013,653
			12,903,239
United Kingdom - 20.2%
BAE Systems PLC	160,441		2,271,040
BP PLC	250,247		1,486,913
British American Tobacco PLC	77,136		2,256,968
Bunzl PLC	17,936		729,302

Description		Shares		Value ($)
Common Stocks - 95.1% (continued)
United Kingdom - 20.2% (continued)
Burberry Group PLC		86,442		1,560,195
Diageo PLC		141,549	[a]	5,152,950
Ferguson PLC		11,263		2,165,660
GSK PLC		175,873		3,251,008
Haleon PLC		163,717	[a]	671,225
Legal & General Group PLC		322,408	[a]	1,031,914
Melrose Industries PLC		122,277	[a]	884,352
Rio Tinto PLC		30,187	[a]	2,247,877
Shell PLC		160,458		5,259,432
SSE PLC		97,432		2,304,998
Tate & Lyle PLC		339,778		2,854,116
Unilever PLC		12,427		601,923
				34,729,873
Total Common Stocks (cost $145,338,595)				163,649,348

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI EAFE ETF (cost $500,491)		6,732	[b]	507,256
	Preferred Dividend Yield (%)
Preferred Stocks - 1.6%
Germany - 1.6%
Volkswagen AG (cost $4,883,122)	7.66	21,856	[a]	2,697,503
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $385,918)	5.43	385,918	[c]	385,918

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $513,128)	5.43	513,128	[c]	513,128
Total Investments (cost $151,621,254)		97.5%		167,753,153
Cash and Receivables (Net)		2.5%		4,261,308
Net Assets		100.0%		172,014,461

ETF—Exchange-Traded Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2023, the value of the fund’s securities on loan was $502,132 and the value of the collateral was $513,128, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	163,649,348	-	-	163,649,348
Equity Securities - Preferred Stocks	2,697,503	-	-	2,697,503
Exchange-Traded Funds	507,256	-	-	507,256
Investment Companies	899,046	-	-	899,046

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2023, accumulated net unrealized appreciation on investments was $16,131,899, consisting of $26,692,794 gross unrealized appreciation and $10,560,895 gross unrealized depreciation.

At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.